Lease liabilities (Tables)	9 Months Ended
May 31, 2025
Lease liabilities
Summary of lease liabilities

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Opening balance	259,792	2,641,794
Additions	62,296	237,469
Repayment	(107,224)	(650,461)
Interest on lease liability	8,139	116,170
Lease termination	(47,995)	(1,160,649)
Deconsolidation on sale of subsidiary	—	(937,427)
Currency translation	1,760	12,896
Closing balance	176,768	259,792

Current	121,904	122,077
Non-current	54,864	137,715
	176,768	259,792

Future undiscounted lease payments

$
Less than one year	129,935
One to five years	51,745
181,680